Deposits by Customers (Tables)	6 Months Ended
Jun. 30, 2020
Deposits from customers [abstract]
Schedule of Deposits by Customers

	30 June 2020	31 December 2019
	£m	£m
Demand and time deposits(1)	185,570	177,772
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,227	1,234
	186,797	179,006
(1)Includes equity index-linked deposits of £1,127m (2019: £1,139m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,127m and £16m (2019: £1,139m and £18m) respectively.